T. ROWE PRICE Equity Income Portfolio
March 31, 2021 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.9%
COMMUNICATION SERVICES 5.4%
Diversified Telecommunication
Services 0.6%
AT&T  79,007 2,392
Verizon Communications  32,821 1,908
4,300
Entertainment 1.0%
Walt Disney (1) 39,016 7,199
7,199
Media 3.8%
Comcast, Class A  226,149 12,237
Fox, Class B  144,033 5,031
News, Class A  438,900 11,161
28,429
Total Communication Services 39,928
CONSUMER DISCRETIONARY 3.4%
Auto Components 0.0%
Magna International  3,600 317
317
Automobiles 0.2%
General Motors  24,300 1,396
1,396
Hotels, Restaurants & Leisure 1.2%
Las Vegas Sands  119,226 7,244
McDonald's  6,154 1,380
8,624
Leisure Products 0.7%
Mattel (1) 256,140 5,102
5,102
Multiline Retail 0.9%
Kohl's  111,330 6,636
6,636
Specialty Retail 0.4%
TJX  39,447 2,609
2,609
Total Consumer Discretionary 24,684
CONSUMER STAPLES 7.0%
Beverages 0.5%
Coca-Cola  75,200 3,964
3,964
Food & Staples Retailing 0.4%
Walmart  22,100 3,002
3,002
Food Products 3.3%
Bunge  26,500 2,101
Conagra Brands  244,826 9,205
Shares/Par $ Value
(Cost and value in $000s)
Mondelez International, Class A  10,600 620
Tyson Foods, Class A  171,289 12,727
24,653
Household Products 1.1%
Kimberly-Clark  57,600 8,009
8,009
Tobacco 1.7%
Altria Group  50,600 2,589
Philip Morris International  115,900 10,285
12,874
Total Consumer Staples 52,502
ENERGY 6.4%
Energy Equipment & Services 0.5%
Halliburton  180,100 3,865
3,865
Oil, Gas & Consumable Fuels 5.9%
Chevron  21,110 2,212
ConocoPhillips  14,200 752
Enbridge  37,140 1,352
EOG Resources  102,300 7,420
Exxon Mobil  111,602 6,231
Hess  22,571 1,597
Occidental Petroleum  52,400 1,395
Targa Resources  92,123 2,925
TC Energy  124,650 5,703
TOTAL (EUR)  281,265 13,112
TOTAL, ADR  29,106 1,355
44,054
Total Energy 47,919
FINANCIALS 22.1%
Banks 7.8%
Bank of America  73,075 2,827
Citizens Financial Group  51,900 2,291
Fifth Third Bancorp  321,927 12,056
JPMorgan Chase  49,458 7,529
PNC Financial Services Group  46,832 8,215
Wells Fargo  632,697 24,720
57,638
Capital Markets 5.1%
Bank of New York Mellon  77,800 3,679
Charles Schwab  53,300 3,474
Franklin Resources  65,740 1,946
Goldman Sachs Group  16,892 5,524
Morgan Stanley  156,918 12,186
Raymond James Financial  39,800 4,878
State Street  75,800 6,368
38,055
Diversified Financial Services 0.9%
Equitable Holdings  208,274 6,794
6,794

T. ROWE PRICE Equity Income Portfolio

Shares/Par $ Value
(Cost and value in $000s)
Insurance 8.3%
American International Group  334,685 15,466
Chubb  91,674 14,482
Hartford Financial Services Group  11,200 748
Loews  214,174 10,983
Marsh & McLennan  14,298 1,741
MetLife  268,600 16,328
Willis Towers Watson  6,430 1,472
61,220
Total Financials 163,707
HEALTH CARE 12.0%
Biotechnology 2.2%
AbbVie  108,000 11,688
Biogen (1) 7,106 1,988
Gilead Sciences  41,900 2,708
16,384
Health Care Equipment &
Supplies 3.3%
Becton Dickinson & Company  40,896 9,944
Medtronic  92,211 10,893
Zimmer Biomet Holdings  20,200 3,233
24,070
Health Care Providers &
Services 2.9%
Anthem  37,055 13,301
CVS Health  105,617 7,945
21,246
Pharmaceuticals 3.6%
AstraZeneca, ADR  27,500 1,367
GlaxoSmithKline (GBP)  84,063 1,488
GlaxoSmithKline, ADR  21,900 782
Johnson & Johnson  56,596 9,302
Merck  31,500 2,428
Pfizer  170,031 6,160
Sanofi (EUR)  42,097 4,163
Sanofi, ADR  21,900 1,083
26,773
Total Health Care 88,473
INDUSTRIALS & BUSINESS
SERVICES 12.1%
Aerospace & Defense 2.7%
Boeing (1) 36,742 9,359
L3Harris Technologies  53,596 10,863
20,222
Air Freight & Logistics 2.1%
United Parcel Service, Class B  92,748 15,766
15,766
Airlines 0.4%
Alaska Air Group (1) 23,954 1,658
Southwest Airlines  22,300 1,362
3,020
Shares/Par $ Value
(Cost and value in $000s)
Building Products 0.3%
Johnson Controls International  36,220 2,161
2,161
Commercial Services &
Supplies 0.6%
Stericycle (1) 70,902 4,787
4,787
Electrical Equipment 0.3%
Emerson Electric  24,300 2,192
2,192
Industrial Conglomerates 2.9%
General Electric  1,641,426 21,552
21,552
Machinery 2.0%
Caterpillar  22,000 5,101
Cummins  3,400 881
Flowserve  16,295 632
PACCAR  29,293 2,722
Snap-on  24,200 5,584
14,920
Professional Services 0.8%
Nielsen Holdings  226,238 5,690
5,690
Total Industrials & Business Services 90,310
INFORMATION TECHNOLOGY 9.3%
Communications Equipment 1.7%
Cisco Systems  235,978 12,202
12,202
Electronic Equipment, Instruments
& Components 0.3%
TE Connectivity  16,100 2,079
2,079
Semiconductors & Semiconductor
Equipment 5.5%
Applied Materials  88,926 11,881
NXP Semiconductors  15,700 3,161
QUALCOMM  132,312 17,543
Texas Instruments  43,542 8,229
40,814
Software 1.8%
Citrix Systems  28,300 3,972
Microsoft  40,391 9,523
13,495
Total Information Technology 68,590
MATERIALS 6.0%
Chemicals 4.3%
Akzo Nobel (EUR)  20,350 2,272
CF Industries Holdings  270,162 12,260
DuPont de Nemours  114,429 8,843
International Flavors & Fragrances  54,322 7,584

T. ROWE PRICE Equity Income Portfolio

Shares/Par $ Value
(Cost and value in $000s)
PPG Industries  8,346 1,254
32,213
Containers & Packaging 1.7%
International Paper  232,753 12,585
12,585
Total Materials 44,798
REAL ESTATE 4.5%
Equity Real Estate Investment
Trusts 4.5%
Equity Residential, REIT  143,396 10,271
Rayonier, REIT  175,461 5,659
SL Green Realty, REIT  33,889 2,372
Welltower , REIT  26,500 1,898
Weyerhaeuser, REIT  374,990 13,350
Total Real Estate 33,550
UTILITIES 7.6%
Electric Utilities 3.9%
Edison International  67,649 3,964
Entergy  20,100 2,000
NextEra Energy  57,068 4,315
Southern  297,603 18,499
28,778
Multi-Utilities 3.7%
Ameren  62,275 5,067
NiSource  477,888 11,522
Sempra Energy  81,448 10,798
27,387
Total Utilities 56,165
Total Miscellaneous Common
Stocks  0.1% (2) 771
Total Common Stocks (Cost
$464,093) 711,397
CONVERTIBLE BONDS 0.3%
AXA, 7.25%, 5/15/21 (3) 1,605,000 2,258
Total Convertible Bonds (Cost
$1,615) 2,258
CONVERTIBLE PREFERRED
STOCKS 1.2%
HEALTH CARE 0.4%
Health Care Equipment &
Supplies 0.4%
Becton Dickinson & Company, Series
B, 6.00%, 6/1/23  51,169 2,746
Total Health Care 2,746
UTILITIES 0.8%
Electric Utilities 0.7%
NextEra Energy, 5.279%, 3/1/23  43,435 2,156
Shares/Par $ Value
(Cost and value in $000s)
Southern, Series A, 6.75%, 8/1/22  57,257 2,905
5,061
Multi-Utilities 0.1%
Sempra Energy, Series B, 6.75%,
7/15/21  9,767 1,006
1,006
Total Utilities 6,067
Total Convertible Preferred Stocks
(Cost $8,507) 8,813
PREFERRED STOCKS 1.3%
CONSUMER DISCRETIONARY 1.3%
Automobiles 1.3%
Volkswagen (EUR) (4) 35,457 9,925
Total Consumer Discretionary 9,925
Total Preferred Stocks (Cost $5,972) 9,925
SHORT-TERM
INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve
Fund, 0.04% (5)(6) 8,526,461 8,526
Total Short-Term Investments (Cost
$8,526) 8,526
Total Investments in
Securities 99.9%
(Cost $488,713) $ 740,919
Other Assets Less Liabilities 0.1% 440
Net Assets 100.0% $ 741,359

T. ROWE PRICE Equity Income Portfolio

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,258 and represents
0.3% of net assets.
(4) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ —# $ — $ 1+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government Reserve Fund, 0.04% $ 4,925  ¤  ¤ $ 8,526^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $1 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $8,526.

T. ROWE PRICE Equity Income Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Income Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-
end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Equity Income Portfolio

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
E300-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Convertible Bonds $ — $ 2,258 $ — $ 2,258
Common Stocks 690,362 21,035 — 711,397
Convertible Preferred Stocks — 8,813 — 8,813
Preferred Stocks — 9,925 — 9,925
Short-Term Investments 8,526 — — 8,526
Total $ 698,888 $ 42,031 $ — $ 740,919